Share capital	12 Months Ended
Dec. 31, 2019
Share capital
Share capital

14    Share capital

Common shares

The Company is authorized to issue an unlimited number of common shares.

Issued and outstanding (with no par value)

	2019	2018
	$	$

11,852,749 (2018 – 10,805,494) common shares	130,266,880	120,932,404

On September 20, 2019, the Company closed an offering, resulting in the issuance of 1,045,455 units at a price of $11.00 per unit, for gross proceeds of $11,500,001 ($10,476,277, net of cash transaction costs). Each unit consisted of one common share of the Company and one-half of one warrant, with each whole warrant entitling the holder to acquire one common share at a price of $15.50 per common share until the date that is 24 months from the closing of the offering.

On October 16, 2019, the Company completed a consolidation of its share capital on the basis of ten existing common shares for one new common share (note 5). As a result of the Share Consolidation, the 118,527,485 common shares issued and outstanding as at that date were consolidated to 11,852,749 common shares outstanding.

On March 20, 2018, the Company closed a bought deal financing, resulting in the issuance of 3,450,000 units at a price of $10.00 per unit, for gross proceeds of $34,500,000 ($32,027,502, net of cash transaction costs). Each unit consisted of one common share of the Company and one-half of one warrant, with each whole warrant entitling the holder to acquire one common share at a price of $14.00 per common share until the date that is 60 months from the closing of the bought deal financing.

Subsequent to year end, on January 27, 2020, the Company closed an offering, resulting in the issuance of 3,392,500 common shares at a price of US$11.65, for gross proceeds of US$39,522,625.

Warrants

As a result of the September 20, 2019 offering, 522,727 warrants were issued.

As a result of the March 20, 2018 bought deal financing, 1,725,000 warrants were issued.

A summary of warrants outstanding is shown below:

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	$	(years)

Balance - January 1, 2018	500,000	14.00	2.72
Granted	1,757,171	13.90	4.23
Balance - December 31, 2018	2,257,171	13.90	2.92
Granted	522,727	15.50	1.73
Balance - December 31, 2019	2,779,898	14.20	2.49

The Company estimated the fair value of the warrants granted during the period using the Black-Scholes option pricing model with the following assumptions:

	September 20,		March 20,
	2019		2018

Share price on date of issuance	$10.60		$10.60
Expected volatility	58%		71%
Expected life of warrants	2	years	5	years
Risk-free interest rate	1.61%		2.00%
Dividend yield	—		—

Due to the absence of company specific volatility rates for the expected life of the warrants, the Company chose comparable companies in the medical device industry. The fair value of the warrants issued as part of the September 20, 2019 offering was $1,151,881, or $2.20 per warrant, and was recorded in contributed surplus.

The fair value of the warrants issued as part of the March 20, 2018 bought deal financing was $9,767,750, or $5.56 per warrant, and was recorded in contributed surplus.

Subsequent to year end, there were 309,671 warrants exercised for $4,425,394 in cash proceeds.